Loans and ACL (Aging Analysis of Past Due Loans and Leases) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable [Line Items]
Current	$ 140,873	$ 133,667
30-89 Days Past Due	1,077	1,031
90 Days Or More Past Due	636	677
Nonaccrual	736	576
Total	143,322	135,951
Commercial | Commercial and industrial
Financing Receivable [Line Items]
Current	51,329	48,157
30-89 Days Past Due	27	36
90 Days Or More Past Due	0	0
Nonaccrual	363	237
Total	51,719	48,430
Commercial | CRE-income producing properties
Financing Receivable [Line Items]
Current	14,492	13,370
30-89 Days Past Due	6	13
90 Days Or More Past Due	0	0
Nonaccrual	40	38
Total	14,538	13,421
Commercial | CRE-construction and development
Financing Receivable [Line Items]
Current	3,800	3,710
30-89 Days Past Due	2	9
90 Days Or More Past Due	0	0
Nonaccrual	17	13
Total	3,819	3,732
Commercial | Dealer floor plan
Financing Receivable [Line Items]
Current	1,413	1,215
30-89 Days Past Due	0	0
90 Days Or More Past Due	0	0
Nonaccrual	0	0
Total	1,413	1,215
Commercial | Other lending subsidiaries
Financing Receivable [Line Items]
Current	7,660	6,771
30-89 Days Past Due	21	18
90 Days Or More Past Due	0	0
Nonaccrual	10	6
Total	7,691	6,795
Retail | Direct retail lending
Financing Receivable [Line Items]
Current	11,963	11,032
30-89 Days Past Due	60	58
90 Days Or More Past Due	6	7
Nonaccrual	63	43
Total	12,092	11,140
Retail | Revolving credit
Financing Receivable [Line Items]
Current	2,620	2,478
30-89 Days Past Due	23	22
90 Days Or More Past Due	12	10
Nonaccrual	0	0
Total	2,655	2,510
Retail | Residential mortgage-nonguaranteed
Financing Receivable [Line Items]
Current	28,378	29,038
30-89 Days Past Due	393	397
90 Days Or More Past Due	79	55
Nonaccrual	172	173
Total	29,022	29,663
Retail | Residential mortgage-government guaranteed
Financing Receivable [Line Items]
Current	324	306
30-89 Days Past Due	132	78
90 Days Or More Past Due	443	486
Nonaccrual	0	0
Total	899	870
Retail | Sales finance
Financing Receivable [Line Items]
Current	11,179	10,243
30-89 Days Past Due	76	72
90 Days Or More Past Due	6	5
Nonaccrual	6	7
Total	11,267	10,327
Retail | Other lending subsidiaries
Financing Receivable [Line Items]
Current	6,931	6,381
30-89 Days Past Due	301	286
90 Days Or More Past Due	0	0
Nonaccrual	65	59
Total	7,297	6,726
PCI
Financing Receivable [Line Items]
Current	784	966
30-89 Days Past Due	36	42
90 Days Or More Past Due	90	114
Nonaccrual	0	0
Total	$ 910	$ 1,122